Shareholder Report, Holdings (Details)	Mar. 31, 2026
C000161384 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161384 | Vanguard S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161384 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161384 | State Street SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161384 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161384 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161384 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161384 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161384 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161384 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161384 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161384 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161384 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161384 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161384 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161384 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161384 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161384 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000161384 | Equity
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000161385 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161385 | Vanguard S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161385 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161385 | State Street SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161385 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161385 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161385 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161385 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161385 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161385 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161385 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161385 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161385 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161385 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161385 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161385 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161385 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161385 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000161385 | Equity
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000161386 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	7.60%
C000161386 | Vanguard S&P 500 Growth ETF
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C000161386 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161386 | State Street SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000161386 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000161386 | State Street Technology Select Sector SPDR ETF
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000161386 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161386 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000161386 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000161386 | Quanta Services, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161386 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161386 | Communications
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000161386 | Technology
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000161386 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161386 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000161386 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161386 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C000161386 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C000161386 | Equity
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000161387 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161387 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161387 | State Street SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000161387 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161387 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161387 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161387 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161387 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161387 | Invesco S&P 500 Revenue ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161387 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161387 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161387 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161387 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161387 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161387 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000161387 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161387 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000161387 | Equity
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000161388 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161388 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161388 | State Street SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000161388 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161388 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161388 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161388 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161388 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161388 | Invesco S&P 500 Revenue ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161388 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161388 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161388 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161388 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161388 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161388 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000161388 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161388 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000161388 | Equity
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000161389 | iShares Core Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000161389 | United States Treasury Bill, 3.63, 2026-06-04
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000161389 | State Street SPDR S&P 1500 Value Tilt ETF
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000161389 | Vanguard Communication Services ETF
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000161389 | Vanguard FTSE All-World ex-US ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161389 | Goldman Sachs Group, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161389 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000161389 | United States Treasury Note, 3.875, 2027-12-31
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000161389 | Invesco S&P 500 Revenue ETF
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000161389 | Vanguard Consumer Staples ETF
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000161389 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000161389 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000161389 | Technology
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000161389 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000161389 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C000161389 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000161389 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C000161389 | Equity
Holdings [Line Items]
Percent of Net Asset Value	52.40%
C000133836 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000133836 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000133836 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000133836 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000133836 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133836 | Invesco Dow Jones Industrial Average Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000133836 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133836 | Invesco PHLX Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000133836 | State Street SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000133836 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000133836 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000133836 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000133836 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000133836 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000133836 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.70%
C000248905 | State Street SPDR Portfolio S&P 500 ETF
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000248905 | iShares Morningstar Value ETF
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000248905 | Invesco QQQ Trust Series 1 ETF
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C000248905 | iShares Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C000248905 | Berkshire Hathaway, Inc.
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000248905 | Invesco Dow Jones Industrial Average Dividend ETF
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000248905 | VanEck Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248905 | Invesco PHLX Semiconductor ETF
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000248905 | State Street SPDR Dow Jones Industrial Average ETF
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248905 | State Street SPDR S&P 500 ETF Trust
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000248905 | Technology
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000248905 | Fixed Income
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000248905 | Financials
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000248905 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000248905 | Equity
Holdings [Line Items]
Percent of Net Asset Value	76.70%